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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       March 31, 2000

Check here if Amendment [ ];  Amendment Number:
This Amendment (Check only one.):              ------------------
              [ ]  is a restatement.
              [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                               DLIBJ Asset Management U.S.A., Inc.
                                    (formerly Dai-Ichi Life Investment
                                     Management (U.S.A.), Inc.)

Address:                            399 Park Avenue, 24th Floor
                                    New York, NY 10022


Form 13F File Number:               28-    4697
                                       --------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                    Susumu Okamura

Title:                   President & CEO

Phone:                   (212)350-7625

Signature, Place, and Date of Signing:

\s\ Susumu Okamura          New York, NY             May 4, 2000
------------------          ------------             -----------

Susumu Okamura              [City, State]              [Date]

  [Signature]



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Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

1        28-6348           The Dai-Ichi Mutual Life Insurance Company



                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:     $                     (thousands)
                                             --------------------

List of Other Included Managers:

No.               13F File Number           Name

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.